Schedule of Investments (unaudited)
August 31, 2023
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.6%
General Dynamics Corp.	21,791	$ 4,938,712
Lockheed Martin Corp.	9,854	4,418,041
Northrop Grumman Corp.	2,530	1,095,718
RTX Corp.	3,818	328,501
Textron, Inc.	51,592	4,009,214
		14,790,186
Automobile Components — 0.1%
Lear Corp.	4,509	649,702
Automobiles — 1.0%
Ford Motor Co.	469,079	5,689,928
Banks — 4.7%
Citigroup, Inc.	204,244	8,433,235
Citizens Financial Group, Inc.	7,356	206,924
JPMorgan Chase & Co.	39,425	5,769,060
KeyCorp	642,367	7,278,018
U.S. Bancorp	14,521	530,452
Wells Fargo & Co.	113,285	4,677,538
		26,895,227
Beverages — 1.8%
Coca-Cola Co.	23,873	1,428,322
PepsiCo, Inc.	50,297	8,948,842
		10,377,164
Biotechnology — 3.0%
Amgen, Inc.	25,587	6,558,972
Exelixis, Inc.(a)	93,280	2,088,539
Gilead Sciences, Inc.	27,015	2,066,107
Horizon Therapeutics PLC(a)	465	52,424
Incyte Corp.(a)	67,230	4,338,352
Regeneron Pharmaceuticals, Inc.(a)	2,275	1,880,265
Ultragenyx Pharmaceutical, Inc.(a)	6,599	242,777
United Therapeutics Corp.(a)	634	142,244
		17,369,680
Broadline Retail — 1.4%
Amazon.com, Inc.(a)	29,365	4,052,664
eBay, Inc.	72,495	3,246,326
Macy’s, Inc.	18,268	223,417
Savers Value Village, Inc.(a)	9,668	239,283
		7,761,690
Building Products — 2.0%
Allegion PLC	19,575	2,227,831
Builders FirstSource, Inc.(a)	4,426	641,947
Johnson Controls International PLC	21,059	1,243,745
Owens Corning	10,207	1,468,889
Trane Technologies PLC	29,363	6,027,049
		11,609,461
Capital Markets — 4.9%
Affiliated Managers Group, Inc.	5,042	675,678
Bank of New York Mellon Corp.	147,462	6,616,620
Cboe Global Markets, Inc.	1,371	205,252
Intercontinental Exchange, Inc.	19,533	2,304,699
Invesco Ltd.	123,230	1,961,822
Moody’s Corp.	20,796	7,004,093
Nasdaq, Inc.	110,177	5,782,089
S&P Global, Inc.	9,128	3,567,770
		28,118,023
Chemicals — 2.4%
Air Products & Chemicals, Inc.	5,080	1,501,089
Security	Shares	Value
Chemicals (continued)
Eastman Chemical Co.	5,914	$ 502,749
Huntsman Corp.	13,592	378,809
LyondellBasell Industries NV, Class A	48,799	4,819,877
PPG Industries, Inc.	13,855	1,964,085
Sherwin-Williams Co.	13,278	3,607,898
Westlake Corp.	8,861	1,160,614
		13,935,121
Commercial Services & Supplies — 0.9%
Cintas Corp.	7,627	3,845,304
Republic Services, Inc.	9,220	1,328,879
		5,174,183
Communications Equipment — 0.6%
Juniper Networks, Inc.	117,939	3,434,384
Construction & Engineering — 1.0%
AECOM	51,507	4,519,739
EMCOR Group, Inc.	569	127,598
Valmont Industries, Inc.	4,001	1,014,254
		5,661,591
Construction Materials — 0.8%
Martin Marietta Materials, Inc.	1,709	762,915
Vulcan Materials Co.	17,428	3,803,661
		4,566,576
Consumer Finance — 0.4%
Synchrony Financial	70,413	2,272,932
Consumer Staples Distribution & Retail — 2.4%
Kroger Co.	2,818	130,727
Walmart, Inc.	85,086	13,835,835
		13,966,562
Containers & Packaging — 0.1%
AptarGroup, Inc.	4,778	633,372
Diversified Telecommunication Services — 0.7%
AT&T Inc.	160,109	2,368,012
Verizon Communications, Inc.	45,158	1,579,627
		3,947,639
Electric Utilities — 2.5%
Entergy Corp.	993	94,583
Evergy, Inc.	61,431	3,376,862
IDACORP, Inc.	9,035	865,915
OGE Energy Corp.	7,175	244,309
Portland General Electric Co.	8,945	392,328
PPL Corp.	286,386	7,136,739
Xcel Energy, Inc.	40,349	2,305,138
		14,415,874
Electrical Equipment — 0.7%
AMETEK, Inc.	25,664	4,093,664
Sensata Technologies Holding PLC	3,635	136,749
		4,230,413
Electronic Equipment, Instruments & Components — 0.8%
Flex Ltd.(a)	128,270	3,538,969
TD SYNNEX Corp.	3,875	394,281
TE Connectivity Ltd.	4,192	554,979
		4,488,229
Energy Equipment & Services — 0.2%
Halliburton Co.	32,098	1,239,625
Entertainment — 0.7%
Electronic Arts, Inc.	24,616	2,953,428

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment (continued)
Playtika Holding Corp.(a)	91,031	$ 888,463
Warner Bros Discovery, Inc., Class A(a)	18,916	248,556
		4,090,447
Financial Services — 4.8%
Berkshire Hathaway, Inc., Class B(a)	34,900	12,570,980
Block, Inc., Class A(a)	78,210	4,508,806
Euronet Worldwide, Inc.(a)	1,779	155,413
Fidelity National Information Services, Inc.	31,110	1,737,805
Mastercard, Inc., Class A	17,773	7,333,851
StoneCo Ltd., Class A(a)	7,450	91,337
Visa, Inc., Class A	4,175	1,025,714
		27,423,906
Food Products — 1.5%
Archer-Daniels-Midland Co.	9,151	725,674
General Mills, Inc.	1,151	77,877
Hershey Co.	26,930	5,786,180
J M Smucker Co.	12,628	1,830,428
		8,420,159
Ground Transportation — 0.4%
CSX Corp.	38,872	1,173,934
Norfolk Southern Corp.	4,097	839,926
Ryder System, Inc.	1,453	146,317
Schneider National, Inc., Class B	9,403	271,841
		2,432,018
Health Care Equipment & Supplies — 4.3%
Abbott Laboratories	63,954	6,580,867
Boston Scientific Corp.(a)	144,037	7,769,356
Enovis Corp.(a)	3,517	197,093
Medtronic PLC	15,942	1,299,273
ResMed, Inc.	619	98,786
Stryker Corp.	29,458	8,352,816
Zimmer Biomet Holdings, Inc.	2,787	331,987
		24,630,178
Health Care Providers & Services — 3.7%
CVS Health Corp.	133,400	8,693,678
Elevance Health, Inc.	20,913	9,243,755
HCA Healthcare, Inc.	10,363	2,873,660
UnitedHealth Group, Inc.	1,438	685,322
		21,496,415
Health Care Technology — 0.3%
Teladoc Health, Inc.(a)(b)	84,855	1,921,117
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	62,372	800,233
Hotels, Restaurants & Leisure — 1.1%
Boyd Gaming Corp.	21,584	1,443,322
Cava Group, Inc.(a)(b)	7,414	329,256
McDonald’s Corp.	8,036	2,259,322
Royal Caribbean Cruises Ltd.(a)	7,978	789,343
Travel + Leisure Co.	42,157	1,694,711
		6,515,954
Household Durables — 0.8%
Mohawk Industries, Inc.(a)	4,372	443,277
Taylor Morrison Home Corp., Class A(a)	30,486	1,445,036
Toll Brothers, Inc.	34,394	2,817,901
		4,706,214
Security	Shares	Value
Household Products — 1.5%
Kimberly-Clark Corp.	52,611	$ 6,777,875
Procter & Gamble Co.	10,257	1,583,066
		8,360,941
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	55,855	1,001,480
Industrial Conglomerates — 1.6%
Honeywell International, Inc.	48,015	9,023,939
Insurance — 5.5%
Allstate Corp.	16,315	1,758,920
Chubb Ltd.	7,269	1,460,124
Everest Group Ltd.	5,478	1,975,805
Hartford Financial Services Group, Inc.	35,687	2,563,040
Marsh & McLennan Cos., Inc.	17,762	3,463,413
MetLife, Inc.	125,770	7,966,272
Prudential Financial, Inc.	26,773	2,534,600
Reinsurance Group of America, Inc.	14,489	2,008,465
Travelers Cos., Inc.	45,896	7,399,812
Unum Group	4,842	238,178
W. R. Berkley Corp.	7,312	452,320
		31,820,949
Interactive Media & Services — 1.3%
Alphabet, Inc., Class A(a)	44,564	6,068,280
Meta Platforms, Inc., Class A(a)	4,810	1,423,231
		7,491,511
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	37,032	4,483,464
Machinery — 4.8%
Cummins, Inc.	17,468	4,018,339
Illinois Tool Works, Inc.	25,889	6,403,644
Oshkosh Corp.	62,859	6,526,650
Otis Worldwide Corp.	6,986	597,652
Snap-on, Inc.	13,285	3,568,351
Timken Co.	34,477	2,634,732
Xylem, Inc.	38,757	4,012,900
		27,762,268
Media — 2.8%
Comcast Corp., Class A	169,076	7,905,994
Fox Corp., Class A, NVS	163,794	5,415,030
Fox Corp., Class B	4,466	136,302
Liberty Media Corp. - Liberty SiriusXM(a)	92,339	2,256,765
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	2,159	51,881
Paramount Global, Class B, NVS	20,159	304,199
		16,070,171
Metals & Mining — 0.2%
Alcoa Corp.	9,376	282,030
Steel Dynamics, Inc.	8,702	927,546
United States Steel Corp.	5,468	170,000
		1,379,576
Multi-Utilities — 0.8%
CMS Energy Corp.	34,568	1,942,376
DTE Energy Co.	23,229	2,401,414
		4,343,790
Office REITs — 0.3%
Alexandria Real Estate Equities, Inc.	10,407	1,210,750
Kilroy Realty Corp.	12,622	466,383
		1,677,133
Oil, Gas & Consumable Fuels — 8.0%
Chevron Corp.	94,523	15,227,655

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	66,688	$ 7,937,873
EOG Resources, Inc.	17,161	2,207,248
Exxon Mobil Corp.	67,541	7,509,884
Marathon Oil Corp.	18,187	479,228
Marathon Petroleum Corp.	3,646	520,539
Pioneer Natural Resources Co.	10,289	2,448,062
Targa Resources Corp.	9,425	812,906
Valero Energy Corp.	44,798	5,819,260
Williams Cos., Inc.	81,963	2,830,182
		45,792,837
Passenger Airlines — 0.1%
JetBlue Airways Corp.(a)	10,535	62,367
United Airlines Holdings, Inc.(a)	11,837	589,601
		651,968
Personal Care Products — 0.0%
Oddity Tech Ltd., Class A(a)	2,070	86,091
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	141,464	8,721,256
Johnson & Johnson	46,389	7,500,173
Pfizer, Inc.	122,615	4,338,119
		20,559,548
Professional Services — 0.0%
Insperity, Inc.	1,327	134,465
Real Estate Management & Development — 0.0%
Zillow Group, Inc., Class A(a)	1,607	81,828
Residential REITs — 1.9%
Camden Property Trust	46,005	4,951,058
Equity Residential	95,106	6,165,722
		11,116,780
Retail REITs — 1.3%
Kimco Realty Corp.	135,012	2,557,127
Regency Centers Corp.	6,734	418,855
Simon Property Group, Inc.	39,588	4,492,842
		7,468,824
Semiconductors & Semiconductor Equipment — 4.1%
Applied Materials, Inc.	42,708	6,524,074
Intel Corp.	190,236	6,684,893
Micron Technology, Inc.	44,344	3,101,419
NVIDIA Corp.	9,301	4,590,508
NXP Semiconductors NV	3,908	803,954
Qorvo, Inc.(a)	7,548	810,580
QUALCOMM, Inc.	8,843	1,012,789
		23,528,217
Software — 2.5%
Adobe, Inc.(a)	3,426	1,916,299
Fortinet, Inc.(a)	4,773	287,382
Manhattan Associates, Inc.(a)	21,249	4,305,473
Microsoft Corp.	21,359	7,000,626
Zoom Video Communications, Inc., Class A(a)	9,845	699,290
		14,209,070
Security	Shares	Value
Specialized REITs — 0.3%
SBA Communications Corp.	6,677	$ 1,499,187
VICI Properties, Inc.	7,291	224,854
		1,724,041
Specialty Retail — 1.5%
Chewy, Inc., Class A(a)	6,220	149,156
O’Reilly Automotive, Inc.(a)	189	177,603
Penske Automotive Group, Inc.(b)	11,329	1,861,355
TJX Cos., Inc.	68,290	6,315,459
		8,503,573
Technology Hardware, Storage & Peripherals — 1.7%
Apple Inc.	9,800	1,841,126
Hewlett Packard Enterprise Co.	447,447	7,602,124
HP, Inc.	15,339	455,722
		9,898,972
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.(a)	8,462	3,226,222
Skechers U.S.A., Inc., Class A(a)	8,325	418,831
Under Armour, Inc., Class C, NVS(a)	5,385	37,103
		3,682,156
Trading Companies & Distributors — 0.6%
WW Grainger, Inc.	4,875	3,481,433
Wireless Telecommunication Services — 0.2%
United States Cellular Corp.(a)	28,177	1,292,479
Total Long-Term Investments — 98.9% (Cost: $519,565,353)		569,291,707
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(c)(d)	5,424,315	5,424,315
SL Liquidity Series, LLC, Money Market Series, 5.49%(c)(d)(e)	1,442,953	1,443,386
Total Short-Term Securities — 1.2% (Cost: $6,866,820)		6,867,701
Total Investments — 100.1% (Cost: $526,432,173)		576,159,408
Liabilities in Excess of Other Assets — (0.1)%		(482,041)
Net Assets — 100.0%		$ 575,677,367
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage Large Cap Value Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 4,925,122	$ 499,193(a)	$ —	$ —	$ —	$ 5,424,315	5,424,315	$ 66,757	$ —
SL Liquidity Series, LLC, Money Market Series	973,342	469,603(a)	—	254	187	1,443,386	1,442,953	3,211(b)	—
				$ 254	$ 187	$ 6,867,701		$ 69,968	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	30	09/15/23	$ 6,774	$ 228,010
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage Large Cap Value Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 569,291,707	$ —	$ —	$ 569,291,707
Short-Term Securities
Money Market Funds	5,424,315	—	—	5,424,315
	$ 574,716,022	$ —	$ —	574,716,022
Investments valued at NAV(a)				1,443,386
				$ 576,159,408
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 228,010	$ —	$ —	$ 228,010
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
S&P	Standard & Poor’s